Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 5,055	$ 6,522	$ 8,290
Other comprehensive income, net of tax:
Foreign currency translation adjustments	(197)	170
Unrealized change in available for sale securities, net of tax effect of $50,$20,$21, for the years 2012,2013 and 2014, respectively	(57)	(58)	150
Reclassification adjustments for losses (profit) of investment securities, net of tax effect of $23,$21,$10, for the years 2012, 2013 and 2014, respectively	28	(66)	69
Cash flow hedging derivatives, net of tax effect of $86,$374, $461, for the years 2012, 2013 and 2014, respectively	(1,278)	1,060	259
Reclassification adjustments for loss of hedging derivatives, net of tax effect of $13,$228,$97 for the years 2012, 2013 and 2014, respectively	(271)	(633)	(40)
Total other comprehensive income (loss) net of tax	(1,775)	473	438
Total comprehensive income	$ 3,280	$ 6,995	$ 8,728